Restricted financial assets (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial assets pledged as collateral
Cash and balances at central banks	$ 1,041
Financial assets at fair value held for trading	83,689	$ 57,377
of which: assets pledged as collateral which may be sold or repledged by counterparties	51,263	36,742
Loans and advances to customers	127,362	15,195
Financial assets at fair value not held for trading	3,099	1,509
of which: assets pledged as collateral that may be sold or repledged by counterparties	2,110	1,220
Debt securities classified as Other financial assets measured at amortized cost	7,561	3,432
of which: assets pledged as collateral that may be sold or repledged by counterparties	6,299	2,685
Total financial assets pledged as collateral	222,752	77,513
Other restricted financial assets
Amounts due from banks	2,874	3,689
Financial assets at fair value held for trading	184	162
Cash collateral receivables on derivative instruments	9,539	5,155
Loans and advances to customers	275	1,127
Other financial assets measured at amortized cost	4,724	815
Financial assets at fair value not held for trading	18,229	14,478
Financial assets measured at fair value through other comprehensive income	1,846	1,842
Other	354	44
Total other restricted financial assets	38,025	27,312
Total financial assets pledged and other restricted financial assets	260,777	104,825
Assets placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes	9,800	5,900
Assets placed with central banks to meet local statutory minimum reserve requirement.	7,100	$ 4,400
of which: Credit Suisse
Other restricted financial assets
Total financial assets pledged and other restricted financial assets	$ 114,611